GENERAL (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended				4 Months Ended	1 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Mar. 05, 2014 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2014 Sapiens [Member] USD ($)	Nov. 19, 2013 Sapiens [Member] USD ($)	Jan. 27, 2012 Sapiens [Member] USD ($)	Aug. 21, 2011 Sapiens [Member] USD ($)	Dec. 23, 2014 Sapiens [Member] USD ($)	Aug. 21, 2011 Maximum [Member]	Aug. 31, 2011 Maximum [Member] Sapiens [Member]	Dec. 31, 2014 Maximum [Member] Sapiens [Member]	Dec. 23, 2014 Maximum [Member] Sapiens [Member]	Jan. 27, 2012 Maximum [Member] Sapiens [Member]	Aug. 21, 2011 Minimum [Member]	Aug. 31, 2011 Minimum [Member] Sapiens [Member]	Jan. 27, 2012 Minimum [Member] Sapiens [Member]	Aug. 21, 2011 FIS Software Ltd [Member] Sapiens [Member]
Equity Method Investment, Ownership Percentage														50.20%	50.20%	52.10%			47.30%	47.30%
Equity Method Investment Diluted Ownership Percentage								48.60%				75.60%	75.60%				42.20%	42.20%
Ordinary shares, par value (in NIS per share)				1	1
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership						$ 83,520	$ 3,413		$ 3,410	$ 25,833	$ 3,413
Sale of Stock, Number of Shares Issued in Transaction						6,900,000		6,497,400
Sale of Stock, Price Per Share						$ 8.50		$ 6.25
Sale of Stock, Consideration Received Per Transaction						54,726		37,791
Sale of Stock, Percentage of Ownership before Transaction						51.60%		56.80%
Sale of Stock, Percentage of Ownership after Transaction						45.00%		48.60%
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary or Equity Investee, Nonoperating Income, Total								61,164
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions											1,545,802
Payments to Acquire Equity Method Investments											11,908
Equity Method Investment, Ownership Percentage														50.20%	50.20%	52.10%			47.30%	47.30%
Deferred Income Tax Expense (Benefit)	$ (1,971)	$ 926	$ (485)			$ 16,361